Document and Entity Information	Oct. 28, 2019
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2019
Entity Registrant Name	AT&T INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-08610
Entity Tax Identification Number	43-1301883
Entity Address, Address Line One	208 S. Akard St.
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75202
City Area Code	210
Local Phone Number	821-4105
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000732717
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares (Par Value $1.00 Per Share)
Trading Symbol	T
Security Exchange Name	NYSE
AT&T Inc. Floating Rate Global Notes due August 3, 2020 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. Floating Rate Global Notes due August 3, 2020
Trading Symbol	T 20C
Security Exchange Name	NYSE
AT&T Inc. 1.875% Global Notes due December 4, 2020 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 1.875% Global Notes due December 4, 2020
Trading Symbol	T 20
Security Exchange Name	NYSE
AT&T Inc. 2.50% Global Notes due March 15, 2023 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 2.50% Global Notes due March 15, 2023
Trading Symbol	T 23
Security Exchange Name	NYSE
AT&T Inc. 1.45% Global Notes due June 1, 2022 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 1.45% Global Notes due June 1, 2022
Trading Symbol	T 22B
Security Exchange Name	NYSE
AT&T Inc. 2.65% Global Notes due December 17, 2021 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 2.65% Global Notes due December 17, 2021
Trading Symbol	T 21B
Security Exchange Name	NYSE
AT&T Inc. 2.75% Global Notes due May 19, 2023 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 2.75% Global Notes due May 19, 2023
Trading Symbol	T 23C
Security Exchange Name	NYSE
AT&T Inc. 2.60% Global Notes due December 17, 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 2.60% Global Notes due December 17, 2029
Trading Symbol	T 29A
Security Exchange Name	NYSE
AT&T Inc. 2.40% Global Notes due March 15, 2024 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 2.40% Global Notes due March 15, 2024
Trading Symbol	T 24A
Security Exchange Name	NYSE
AT&T Inc. 5.20% Global Notes due November 18, 2033 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 5.20% Global Notes due November 18, 2033
Trading Symbol	T 33
Security Exchange Name	NYSE
AT&T Inc. 1.80% Global Notes due September 5, 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 1.80% Global Notes due September 5, 2026
Trading Symbol	T 26D
Security Exchange Name	NYSE
AT&T Inc. 3.375% Global Notes due March 15, 2034 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 3.375% Global Notes due March 15, 2034
Trading Symbol	T 34
Security Exchange Name	NYSE
AT&T Inc. 4.25% Global Notes due June 1, 2043 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 4.25% Global Notes due June 1, 2043
Trading Symbol	T 43
Security Exchange Name	NYSE
AT&T Inc. 7.00% Global Notes due April 30, 2040 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 7.00% Global Notes due April 30, 2040
Trading Symbol	T 40
Security Exchange Name	NYSE
AT&T Inc. 1.800% Global Notes due September 14, 2039 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 1.800% Global Notes due September 14, 2039
Trading Symbol	T 39B
Security Exchange Name	NYSE
AT&T Inc. 1.95% Global Notes due September 15, 2023 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 1.95% Global Notes due September 15, 2023
Trading Symbol	T 23F
Security Exchange Name	NYSE
AT&T Inc. 1.05% Global Notes due September 5, 2023 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 1.05% Global Notes due September 5, 2023
Trading Symbol	T 23E
Security Exchange Name	NYSE
AT&T Inc. 2.35% Global Notes due September 5, 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 2.35% Global Notes due September 5, 2029
Trading Symbol	T 29D
Security Exchange Name	NYSE
AT&T Inc. 0.250% Global Notes due March 4, 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 0.250% Global Notes due March 4, 2026
Trading Symbol	T 26E
Security Exchange Name	NYSE
AT&T Inc. Floating Rate Global Notes due September 5, 2023 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. Floating Rate Global Notes due September 5, 2023
Trading Symbol	T 23D
Security Exchange Name	NYSE
AT&T Inc. 4.375% Global Notes due September 14, 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 4.375% Global Notes due September 14, 2029
Trading Symbol	T 29B
Security Exchange Name	NYSE
AT&T Inc. 5.625% Global Notes due August 1, 2067 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 5.625% Global Notes due August 1, 2067
Trading Symbol	TBC
Security Exchange Name	NYSE
AT&T Inc. 0.800% Global Notes due March 4, 2030 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 0.800% Global Notes due March 4, 2030
Trading Symbol	T 30B
Security Exchange Name	NYSE
AT&T Inc. 3.55% Global Notes due December 17, 2032 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 3.55% Global Notes due December 17, 2032
Trading Symbol	T 32
Security Exchange Name	NYSE
AT&T Inc. 2.45% Global Notes due March 15, 2035 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 2.45% Global Notes due March 15, 2035
Trading Symbol	T 35
Security Exchange Name	NYSE
AT&T Inc. 3.15% Global Notes due September 4, 2036 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 3.15% Global Notes due September 4, 2036
Trading Symbol	T 36A
Security Exchange Name	NYSE
AT&T Inc. 4.875% Global Notes due June 1, 2044 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 4.875% Global Notes due June 1, 2044
Trading Symbol	T 44
Security Exchange Name	NYSE
AT&T Inc. 5.35% Global Notes due November 1, 2066 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 5.35% Global Notes due November 1, 2066
Trading Symbol	TBB
Security Exchange Name	NYSE
AT&T Inc. 2.90% Global Notes due December 4, 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 2.90% Global Notes due December 4, 2026
Trading Symbol	T 26A
Security Exchange Name	NYSE
AT&T Inc. 1.30% Global Notes due September 5, 2023 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 1.30% Global Notes due September 5, 2023
Trading Symbol	T 23A
Security Exchange Name	NYSE
AT&T Inc. 3.50% Global Notes due December 17, 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	AT&T Inc. 3.50% Global Notes due December 17, 2025
Trading Symbol	T 25
Security Exchange Name	NYSE